UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Institutional Emerging Markets Debt Fund

Eaton Vance

Institutional Emerging Markets Debt Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 62.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 5.6%
Republic of Argentina, 7.00%, 10/3/15	USD	2,049	$1,923,768
Republic of Argentina, 8.28%, 12/31/33(1)	USD	541	442,594
Republic of Argentina, 8.75%, 5/7/24(1)	USD	509	457,188

Total Argentina			$2,823,550

Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	18,300	$251,276
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	607,231
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	478,407
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	138,659

Total Bangladesh			$1,475,573

Barbados — 1.8%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	$400,316
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	617	501,004

Total Barbados			$901,320

Bosnia and Herzegovina — 0.9%
Republic of Srpska, 1.50%, 10/30/23	BAM	486	$229,300
Republic of Srpska, 1.50%, 6/9/25	BAM	98	42,850
Republic of Srpska, 1.50%, 9/25/26	BAM	421	173,526

Total Bosnia and Herzegovina			$445,676

Brazil — 0.6%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	1,000	$314,198

Total Brazil			$314,198

Colombia — 1.9%
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	485,600	$293,170
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	632,902

Total Colombia			$926,072

Dominican Republic — 0.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	610	$14,413
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	6,000	143,098
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	2,300	58,579
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	1,100	28,530
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	100	2,594
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	3,500	99,603
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,700	51,495
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	100	3,029

Total Dominican Republic			$401,341

Ecuador — 0.5%
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	240	$252,000

Total Ecuador			$252,000

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	465	$481,403

Total Fiji			$481,403

Security	Principal Amount (000’s omitted)		Value
Hungary — 1.8%
Hungary Government Bond, 5.50%, 6/24/25	HUF	195,100	$903,467

Total Hungary			$903,467

Indonesia — 5.6%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	16,632,000	$1,411,002
Indonesia Government Bond, 8.75%, 2/15/44	IDR	1,833,000	150,920
Indonesia Government Bond, 9.00%, 3/15/29	IDR	14,418,000	1,257,687

Total Indonesia			$2,819,609

Iraq — 2.1%
Republic of Iraq, 5.80%, 1/15/28(3)	USD	1,157	$1,029,730

Total Iraq			$1,029,730

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$74,402

Total Kenya			$74,402

Mexico — 5.5%
Mexican Bonos, 6.00%, 6/18/15	MXN	9,380	$710,342
Mexican Bonos, 8.00%, 6/11/20	MXN	11,062	934,691
Mexican Bonos, 10.00%, 12/5/24	MXN	11,526	1,121,017

Total Mexico			$2,766,050

Pakistan — 0.4%
Islamic Republic of Pakistan, 7.25%, 4/15/19(2)	USD	200	$207,500

Total Pakistan			$207,500

Paraguay — 0.5%
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	230	$247,825

Total Paraguay			$247,825

Peru — 1.5%
Republic of Peru, 7.84%, 8/12/20	PEN	1,535	$609,531
Republic of Peru, 8.60%, 8/12/17	PEN	360	139,670

Total Peru			$749,201

Philippines — 3.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$1,886,068

Total Philippines			$1,886,068

Poland — 3.8%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$485,782
Poland Government Bond, 5.50%, 10/25/19	PLN	4,150	1,434,418

Total Poland			$1,920,200

Serbia — 5.4%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$415,428
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	29,400	314,695
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	13,780	147,407
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,811,018

Total Serbia			$2,688,548

South Africa — 0.6%
Republic of South Africa, 10.50%, 12/21/26	ZAR	2,700	$294,185

Total South Africa			$294,185

Turkey — 4.6%
Turkey Government Bond, 6.50%, 1/7/15	TRY	350	$157,312
Turkey Government Bond, 7.50%, 11/7/19	USD	1,270	1,499,806
Turkey Government Bond, 9.00%, 3/8/17	TRY	1,346	617,705

Total Turkey			$2,274,823

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.4%
Uganda Government Bond, 14.125%, 12/1/16	UGX	497,300	$186,186
Uganda Government Bond, 14.625%, 11/1/18	UGX	92,600	35,307

Total Uganda			$221,493

Uruguay — 2.6%
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	24,829	$853,512
Republic of Uruguay, 5.00%, 9/14/18(4)	UYU	2,001	90,057
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(4)	UYU	9,267	364,706

Total Uruguay			$1,308,275

Venezuela — 3.7%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	81	$68,626
Bolivarian Republic of Venezuela, 7.00%, 12/1/18(3)	USD	2,640	1,768,800

Total Venezuela			$1,837,426

Vietnam — 2.1%
Vietnam Government Bond, 6.10%, 4/15/17	VND	15,398,500	$753,019
Vietnam Government Bond, 6.70%, 2/28/17	VND	5,561,900	275,159

Total Vietnam			$1,028,178

Zambia — 1.6%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	6,600	$801,610

Total Zambia			$801,610

Total Foreign Government Bonds (identified cost $32,330,054)			$31,079,723

Foreign Corporate Bonds — 3.9%

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(3)	COP	86,000	$44,990

Total Colombia			$44,990

Hungary — 0.4%
Magyar Export-Import Bank, 4.00%, 1/30/20(2)	USD	200	$199,500

Total Hungary			$199,500

Mexico — 0.3%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$107,115
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	33,408

Total Mexico			$140,523

South Africa — 1.4%
Eskom Holdings SOC, Ltd., 10.00%, 1/25/23	ZAR	6,900	$690,908

Total South Africa			$690,908

South Korea — 0.2%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$78,906

Total South Korea			$78,906

Supranational — 0.9%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	2,750,000	$226,997
International Bank for Reconstruction & Development, 3.40%, 4/15/17(4)	UYU	4,667	197,466
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	30,226

Total Supranational			$454,689

Security	Principal Amount (000’s omitted)		Value
Venezuela — 0.6%
Petroleos de Venezuela SA, 8.50%, 11/2/17(3)	USD	431	$327,517

Total Venezuela			$327,517

Total Foreign Corporate Bonds (identified cost $2,015,865)			$1,937,033

Sovereign Loans — 0.4%
Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 2.80%, Maturing August 1, 2021(5)(6)(7)(8)		$200	$205,000

Total Ethiopia			$205,000

Total Sovereign Loans (identified cost $200,000)			$205,000

Short-Term Investments — 29.7%

Foreign Government Securities — 17.6%
Security	Principal Amount (000’s omitted)		Value
Brazil — 2.0%
Brazil Letra do Tesouro Nacional, 0.00%, 7/1/15	BRL	2,675	$1,003,369

Total Brazil			$1,003,369

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	25	$26,188

Total Jamaica			$26,188

Kenya — 1.1%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	13,900	$150,625
Kenya Treasury Bill, 0.00%, 4/13/15	KES	25,300	272,221
Kenya Treasury Bill, 0.00%, 4/27/15	KES	10,700	114,715

Total Kenya			$537,561

Lebanon — 2.0%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	639,000	$416,957
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	203,900	132,173
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	263,100	169,176
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	489,500	313,395

Total Lebanon			$1,031,701

Malaysia — 4.0%
Bank Negara Monetary Note, 0.00%, 12/4/14	MYR	4,633	$1,404,833
Bank Negara Monetary Note, 0.00%, 12/11/14	MYR	1,964	595,168

Total Malaysia			$2,000,001

Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	98,800	$596,090
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	70,600	422,451

Total Nigeria			$1,018,541

Philippines — 1.1%
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	24,530	$546,585

Total Philippines			$546,585

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	8,120	$83,674

Total Serbia			$83,674

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 4.3%
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	83,030	$632,611
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	47,360	360,068
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	17,740	130,585
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	60,750	446,687
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	13,630	99,999
Sri Lanka Treasury Bill, 0.00%, 9/11/15	LKR	66,190	481,632

Total Sri Lanka			$2,151,582

Uganda — 0.0%(9)
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	37,900	$12,549

Total Uganda			$12,549

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	6,125	$240,880

Total Uruguay			$240,880

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,090	$157,388

Total Zambia			$157,388

Total Foreign Government Securities (identified cost $9,037,104)			$8,810,019

U.S. Treasury Obligations — 4.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 12/4/14(10)		$2,000	$2,000,004

Total U.S. Treasury Obligations (identified cost $1,999,989)			$2,000,004

Other — 8.1%
Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)		$4,044	$4,043,788

Total Other (identified cost $4,043,788)			$4,043,788

Total Short-Term Investments (identified cost $15,080,881)			$14,853,811

Total Investments — 96.2% (identified cost $49,626,800)			$48,075,567

Less Unfunded Loan Commitments — (0.2)%			$(71,563)

Net Investments — 96.0% (identified cost $49,555,237)			$48,004,004

Other Assets, Less Liabilities — 4.0%			$1,977,265

Net Assets — 100.0%			$49,981,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $1,735,572 or 3.5% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $3,820,692 or 7.6% of the Fund’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2014.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Amount is less than 0.05%.

(10)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $1,523.

A summary of open financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/3/14	Chilean Peso 450,755,000	United States Dollar 776,928	BNP Paribas	$—	$(6,422)	$(6,422)
11/3/14	Chilean Peso 450,755,000	United States Dollar 781,679	Morgan Stanley & Co. International PLC	—	(1,671)	(1,671)
11/3/14	United States Dollar 781,679	Chilean Peso 450,755,000	BNP Paribas	1,671	—	1,671
11/3/14	United States Dollar 749,198	Chilean Peso 450,755,000	Morgan Stanley & Co. International PLC	34,152	—	34,152
11/4/14	Brazilian Real 609,000	United States Dollar 247,964	Goldman Sachs International	2,192	—	2,192
11/4/14	Brazilian Real 609,000	United States Dollar 249,161	Morgan Stanley & Co. International PLC	3,389	—	3,389
11/4/14	Brazilian Real 923,000	United States Dollar 369,496	Morgan Stanley & Co. International PLC	—	(2,997)	(2,997)
11/4/14	Brazilian Real 923,000	United States Dollar 377,629	UBS AG	5,136	—	5,136
11/4/14	United States Dollar 249,161	Brazilian Real 609,000	Goldman Sachs International	—	(3,389)	(3,389)
11/4/14	United States Dollar 243,795	Brazilian Real 609,000	Morgan Stanley & Co. International PLC	1,978	—	1,978
11/4/14	United States Dollar 377,629	Brazilian Real 923,000	Morgan Stanley & Co. International PLC	—	(5,136)	(5,136)
11/4/14	United States Dollar 369,644	Brazilian Real 923,000	UBS AG	2,849	—	2,849
11/5/14	Euro 309,542	Romanian Leu 1,379,317	BNP Paribas	4,005	—	4,005
11/5/14	New Turkish Lira 157,428	United States Dollar 71,767	BNP Paribas	971	—	971
11/5/14	New Turkish Lira 570,000	United States Dollar 249,344	Deutsche Bank AG	—	(6,989)	(6,989)
11/5/14	Philippine Peso 2,200,000	United States Dollar 50,412	Deutsche Bank AG	1,397	—	1,397
11/5/14	Philippine Peso 3,279,000	United States Dollar 75,125	Goldman Sachs International	2,070	—	2,070
11/5/14	Philippine Peso 2,200,000	United States Dollar 50,412	Standard Chartered Bank	1,397	—	1,397
11/5/14	Romanian Leu 1,379,317	Euro 309,403	BNP Paribas	—	(4,179)	(4,179)
11/7/14	United States Dollar 229,435	Indian Rupee 14,194,000	Goldman Sachs International	1,651	—	1,651
11/14/14	United States Dollar 980,689	Indian Rupee 60,739,000	Barclays Bank PLC	7,311	—	7,311

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/14/14	United States Dollar 506,145	Indian Rupee 31,119,000	Deutsche Bank AG	$47	$—	$47
11/14/14	United States Dollar 1,067,436	Indian Rupee 66,149,000	Standard Chartered Bank	8,566	—	8,566
11/18/14	Euro 317,182	United States Dollar 424,377	Goldman Sachs International	26,865	—	26,865
11/20/14	Indonesian Rupiah 674,562,000	United States Dollar 55,021	Bank of America, N.A.	—	(698)	(698)
11/20/14	Russian Ruble 5,425,020	United States Dollar 146,503	Deutsche Bank AG	20,946	—	20,946
11/20/14	Russian Ruble 9,420,980	United States Dollar 224,550	Deutsche Bank AG	6,509	—	6,509
11/20/14	United States Dollar 55,934	Indonesian Rupiah 674,562,000	Standard Chartered Bank	—	(214)	(214)
11/21/14	United States Dollar 161,283	Indian Rupee 9,981,000	Standard Chartered Bank	930	—	930
11/26/14	Euro 2,290,412	United States Dollar 3,072,766	Morgan Stanley & Co. International PLC	202,133	—	202,133
12/2/14	Brazilian Real 609,000	United States Dollar 241,916	Morgan Stanley & Co. International PLC	—	(1,750)	(1,750)
12/2/14	United States Dollar 366,648	Brazilian Real 923,000	Morgan Stanley & Co. International PLC	2,652	—	2,652
12/2/14	United States Dollar 126,673	Brazilian Real 319,000	Morgan Stanley & Co. International PLC	962	—	962
12/3/14	Russian Ruble 11,860,000	United States Dollar 309,515	Bank of America, N.A.	36,039	—	36,039
12/3/14	Russian Ruble 9,755,000	United States Dollar 246,090	BNP Paribas	21,153	—	21,153
12/3/14	Russian Ruble 7,109,000	United States Dollar 185,468	Morgan Stanley & Co. International PLC	21,544	—	21,544
12/3/14	United States Dollar 148,548	Russian Ruble 5,780,000	Bank of America, N.A.	—	(15,269)	(15,269)
12/3/14	United States Dollar 964,810	Russian Ruble 37,790,000	Bank of America, N.A.	—	(93,424)	(93,424)
12/4/14	Malaysian Ringgit 1,680,000	United States Dollar 511,182	Barclays Bank PLC	4,929	—	4,929
12/8/14	United States Dollar 1,002,497	Nigerian Naira 168,620,000	Standard Chartered Bank	5,894	—	5,894
12/10/14	Euro 110,559	United States Dollar 146,077	Goldman Sachs International	7,498	—	7,498
12/10/14	United States Dollar 145,688	Euro 110,559	Goldman Sachs International	—	(7,109)	(7,109)
12/15/14	Euro 706,435	Hungarian Forint 222,804,375	Standard Chartered Bank	19,749	—	19,749
12/15/14	Hungarian Forint 222,516,428	United States Dollar 912,807	BNP Paribas	8,727	—	8,727
12/16/14	United States Dollar 224,688	Zambian Kwacha 1,438,000	Barclays Bank PLC	958	—	958
12/16/14	United States Dollar 159,248	Zambian Kwacha 1,016,000	Barclays Bank PLC	179	—	179
12/24/14	United States Dollar 141,671	Kenyan Shilling 12,800,000	Standard Chartered Bank	—	(57)	(57)
1/7/15	Euro 217,300	United States Dollar 272,885	Bank of America, N.A.	463	—	463
1/12/15	United States Dollar 74,603	Ugandan Shilling 203,666,000	Standard Chartered Bank	—	(785)	(785)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/16/15	Polish Zloty 897,500	Euro 212,721	Bank of America, N.A.	$1,142	$—	$1,142
1/16/15	Polish Zloty 897,500	Euro 212,760	BNP Paribas	1,191	—	1,191
1/27/15	Euro 1,473,959	United States Dollar 1,867,950	BNP Paribas	19,807	—	19,807
1/28/15	United States Dollar 60,847	Mexican Peso 828,000	Standard Chartered Bank	334	—	334
1/30/15	United States Dollar 770,719	Chilean Peso 450,755,000	BNP Paribas	6,544	—	6,544
2/5/15	Kazakhstani Tenge 48,699,000	United States Dollar 259,936	Deutsche Bank AG	10,245	—	10,245
2/5/15	United States Dollar 293,367	Kazakhstani Tenge 48,699,000	Deutsche Bank AG	—	(43,676)	(43,676)
4/6/15	New Turkish Lira 933,000	United States Dollar 415,473	Deutsche Bank AG	9,385	—	9,385
4/6/15	United States Dollar 255,700	New Turkish Lira 600,000	Deutsche Bank AG	5,450	—	5,450
5/26/15	United States Dollar 176,458	Ugandan Shilling 486,670,000	Standard Chartered Bank	—	(8,043)	(8,043)
6/11/15	United States Dollar 147,354	Zambian Kwacha 1,100,000	Standard Chartered Bank	13,815	—	13,815
6/17/15	United States Dollar 157,492	Zambian Kwacha 1,160,000	Standard Chartered Bank	12,096	—	12,096
6/18/15	United States Dollar 216,387	Zambian Kwacha 1,583,300	Standard Chartered Bank	15,002	—	15,002
6/18/15	United States Dollar 100,944	Zambian Kwacha 736,000	Standard Chartered Bank	6,618	—	6,618
6/25/15	United States Dollar 455,654	Zambian Kwacha 3,239,700	Barclays Bank PLC	16,600	—	16,600
9/28/15	United States Dollar 140,135	Azerbaijani Manat 114,000	Standard Bank PLC	779	—	779

				$585,920	$(201,808)	$384,112

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	24 Euro-Bobl	Short	$(3,845,166)	$(3,851,181)	$(6,015)
12/14	17 Euro-Bund	Short	(3,209,593)	(3,214,919)	(5,326)
12/14	46 U.S. 2-Year Deliverable Interest Rate Swap	Short	(4,602,000)	(4,619,765)	(17,765)
12/14	18 U.S. 5-Year Deliverable Interest Rate Swap	Short	(1,824,732)	(1,837,126)	(12,394)
12/14	17 U.S. 10-Year Deliverable Interest Rate Swap	Short	(1,756,883)	(1,774,109)	(17,226)

					$(58,726)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	286,480	Pays	6-month HUF BUBOR	2.66%	10/29/19	$6,214
LCH.Clearnet	HUF	206,400	Pays	6-monthHUF BUBOR	3.00	10/29/21	5,050
LCH.Clearnet	PLN	818	Pays	6-month PLN WIBOR	3.44	5/9/19	17,376

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,580	Pays	3-month PLN WIBOR	2.19%	10/28/21	$7,669
LCH.Clearnet	PLN	3,560	Pays	3-month PLN WIBOR	2.44	10/28/24	9,615
LCH.Clearnet		$180	Receives	3-month USD- LIBOR-BBA	3.50	12/17/44	(16,109)

							$29,815

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$3,585
Bank of America, N.A.	BRL	683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	28,037
Bank of America, N.A.	MXN	2,844	Pays	Mexican Interbank TIIE 28 Day	6.63	3/19/24	8,903
Barclays Bank PLC	BRL	10,168	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(5,269)
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(3,441)
Barclays Bank PLC	BRL	2,256	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	(9,473)
Deutsche Bank AG	BRL	534	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(402)
Goldman Sachs International	BRL	1,584	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	7,235
Goldman Sachs International	BRL	5,354	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	901
Goldman Sachs International	BRL	2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	46,239

							$76,315

BRL	-	Brazilian Real

MXN	-	Mexican Peso

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$166	TRY	350	3-month USD- LIBOR-BBA	9.90%	4/11/17	$5,997
Deutsche Bank AG	379	TRY	814	3-month USD- LIBOR-BBA	10.54	4/3/19	39,256

							$45,253

TRY	-	New Turkish Lira

*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$585,920	$(201,808)

Total		$585,920	$(201,808)

Interest Rate	Cross – Currency Swaps	$45,253	$—
Interest Rate	Futures Contracts*	—	(58,726)
Interest Rate	Interest Rate Swaps	94,900	(18,585)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	45,924	(16,109)

Total		$186,077	$(93,420)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	7/1/14	On Demand	(2.00)%	$39,923	$39,923
JPMorgan Chase Bank, N.A.	7/10/14	On Demand	(1.75)	144,245	144,245
JPMorgan Chase Bank, N.A.	7/10/14	On Demand	(2.25)	98,524	98,524
JPMorgan Chase Bank, N.A.	7/16/14	On Demand	(2.25)	138,298	138,298
JPMorgan Chase Bank, N.A.	10/3/14	On Demand	(1.00)	21,651	21,651
JPMorgan Chase Bank, N.A.	10/20/14	On Demand	(1.00)	376,406	376,406

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,751,861

Gross unrealized appreciation	$131,296
Gross unrealized depreciation	(1,879,153)

Net unrealized depreciation	$(1,747,857)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level3	Total
Foreign Government Bonds	$—	$31,079,723	$—	$31,079,723
Foreign Corporate Bonds	—	1,937,033	—	1,937,033
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	133,437	133,437
Short-Term Investments -
Foreign Government Securities	—	8,810,019	—	8,810,019
U.S. Treasury Obligations	—	2,000,004	—	2,000,004
Other	—	4,043,788	—	4,043,788
Total Investments	$—	$47,870,567	$133,437	$48,004,004
Forward Foreign Currency Exchange Contracts	$—	$585,920	$—	$585,920
Swap Contracts	—	186,077	—	186,077
Total	$—	$48,642,564	$133,437	$48,776,001

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(201,808)	$—	$(201,808)
Futures Contracts	(58,726)	—	—	(58,726)
Swap Contracts	—	(34,694)	—	(34,694)
Total	$(58,726)	$(236,502)	$—	$(295,228)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2014 is not presented. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014